ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liability for Future Policy Benefit, by Product Segment [Line Items]
With fair value adjustment	$ 183.5	$ 194.3
At book value less current surrender charge of 5% or more	2.6	2.9
At fair value	527.5	637.0
Total with adjustment or at fair value	713.6	834.2
At book value without adjustment (minimal or no charge or adjustment)	302.7	298.8
Not subject to discretionary withdrawal	75.3	79.2
Total direct and assumed	1,091.6	1,212.2
Less: Reinsurance ceded	559.2	571.2
Total (net)	$ 532.4	$ 641.0
With fair value adjustment	16.80%	16.00%
At book value less current surrender charge of 5% or more	0.30%	0.20%
At fair value	48.30%	52.60%
Total with adjustment or at fair value	65.40%	68.80%
At book value without adjustment (minimal or no charge or adjustment)	27.70%	24.60%
Not subject to discretionary withdrawal	6.90%	6.60%
Total direct and assumed	100.00%	100.00%
General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
With fair value adjustment	$ 183.5	$ 194.3
At book value less current surrender charge of 5% or more	2.6	2.9
At fair value	0.0	0.0
Total with adjustment or at fair value	186.1	197.2
At book value without adjustment (minimal or no charge or adjustment)	302.7	298.8
Not subject to discretionary withdrawal	75.3	79.2
Total direct and assumed	564.1	575.2
Less: Reinsurance ceded	559.2	571.2
Total (net)	4.9	4.0
Separate Accounts with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
With fair value adjustment	0.0	0.0
At book value less current surrender charge of 5% or more	0.0	0.0
At fair value	0.0	0.0
Total with adjustment or at fair value	0.0	0.0
At book value without adjustment (minimal or no charge or adjustment)	0.0	0.0
Not subject to discretionary withdrawal	0.0	0.0
Total direct and assumed	0.0	0.0
Less: Reinsurance ceded	0.0	0.0
Total (net)	0.0	0.0
Non-Guaranteed Separate Accounts
Liability for Future Policy Benefit, by Product Segment [Line Items]
With fair value adjustment	0.0	0.0
At book value less current surrender charge of 5% or more	0.0	0.0
At fair value	527.5	637.0
Total with adjustment or at fair value	527.5	637.0
At book value without adjustment (minimal or no charge or adjustment)	0.0	0.0
Not subject to discretionary withdrawal	0.0	0.0
Total direct and assumed	527.5	637.0
Less: Reinsurance ceded	0.0	0.0
Total (net)	$ 527.5	$ 637.0